CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury Shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2012	$ 222,129	$ 86	$ 177,470	$ 626	$ (9,587)	$ 53,187	$ 347
Issuance of shares upon exercise of stock-based awards	7,232	$ 3	7,229
Equity-based compensation expenses	4,489		4,010				$ 479
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(667)		$ (785)				$ 118
Other comprehensive loss	(2,097)			$ (2,097)
Sale of subsidiary	(844)						$ (844)
Net income (loss)	1,547					$ 1,647	$ (100)
Balance at Dec. 31, 2013	231,789	$ 89	$ 187,924	$ (1,471)	$ (9,587)	$ 54,834
Issuance of shares upon exercise of stock-based awards	1,525	$ 1	1,524
Equity-based compensation expenses	3,700		$ 3,700
Repurchase of Ordinary shares	(485)				$ (485)
Other comprehensive loss	(3,364)			$ (3,364)
Net income (loss)	(5,200)					$ (5,200)
Balance at Dec. 31, 2014	227,965	$ 90	$ 193,148	$ (4,835)	$ (10,072)	$ 49,634
Issuance of shares upon exercise of stock-based awards	2,126	$ 1	2,125
Equity-based compensation expenses	3,775		$ 3,775
Repurchase of Ordinary shares	(15,590)				$ (15,590)
Other comprehensive loss	(2,723)			$ (2,723)
Net income (loss)	(6,340)					$ (6,340)
Balance at Dec. 31, 2015	$ 209,213	$ 91	$ 199,048	$ (7,558)	$ (25,662)	$ 43,294